Note 4 - Property and Equipment, net (Details) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 4 - Property and Equipment, net (Details) [Line Items]
Depreciation, Depletion and Amortization	$ 9,602,000	$ 11,446,000	$ 10,669,000
Write-Off of Fully Depreciated Assets No Longer In Use	5,900,000
Impairment of Long-Lived Assets Held-for-use	181,000	495,000
Early Lease Terminations [Member]
Note 4 - Property and Equipment, net (Details) [Line Items]
Depreciation, Depletion and Amortization	$ 694,000